united states
securities and exchange commission
washington, d.c. 20549

_______________________

FORM N-CSR

_______________________

certified shareholder report of registered
management investment companies

811-24133
Investment Company Act file number

_______________________

Aristotle Pacific Enhanced CLO Income Fund
(Exact name of registrant as specified in charter)

_______________________

c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Aristotle Pacific Enhanced CLO Income Fund
Alyssa M. Bernard, Secretary
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

_______________________

With copy to:

Deborah Bielicke Eades
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

(855) 522-4385
Registrant’s telephone number, including area code

_______________________

Date of fiscal year end June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Aristotle Pacific Enhanced CLO Income Fund (ACLOX, APCLX)

Annual Report

June 30, 2026

i

Aristotle Pacific Enhanced CLO Income Fund

SHAREHOLDER LETTER

June 30, 2026 (Unaudited)

Dear Shareholder,

We are pleased to present the Annual Report of the Aristotle Pacific Enhanced CLO Income Fund (the “Fund”) for the fiscal period ended June 30, 2026. This fiscal period marked an important milestone for the strategy with the April 2, 2026 reorganization of the predecessor private fund into the registered interval fund, providing investors access to an institutional CLO investment strategy through a registered vehicle while building upon a track record established in 2018. Over this fiscal period, the Fund generated a total return of 3.50%, comparing favorably to its benchmark, the Morningstar LSTA US Leveraged Loan Index, which returned 1.78% over the same period.

	1 Month	Since Inception(1)
Fund	0.19%	3.50%
Benchmark(2)	0.08%	1.78%

____________

(1)      Inception Date: April 1, 2026

(2)      Benchmark: Morningstar LSTA US Leveraged Loan Index

The market environment during the period was characterized by continued economic uncertainty and elevated geopolitical risk. Despite these headwinds, the broadly syndicated loan market remained resilient, supported by healthy corporate fundamentals and the benefit of floating rate coupons. CLO markets also performed well, with positive returns driven primarily by income, while new issuance and investor demand improved during the latter part of the fiscal year. These conditions continued to reinforce our view that CLO debt offers an attractive combination of income potential and structural credit protection.

The Fund remained focused on its objective of generating attractive risk adjusted returns by investing primarily in CLO debt, with an emphasis on BB rated tranches. Our investment approach combines rigorous fundamental credit analysis of the underlying loan collateral with detailed structural analysis of each CLO transaction. We believe this disciplined process enables us to identify attractive relative value opportunities while maintaining a strong focus on downside risk management. The portfolio also remained diversified across CLO managers, vintages and industries to help manage risk and enhance long term consistency.

Looking ahead, while macroeconomic and geopolitical uncertainty may continue to create periods of market volatility, we believe the outlook for CLO investing remains favorable. Floating rate income, healthy underlying loan fundamentals and attractive relative value opportunities continue to support the asset class. We remain committed to our long standing investment philosophy of disciplined credit research, active portfolio management and prudent risk management as we seek to deliver attractive long term results for our shareholders.

On behalf of the entire Aristotle Pacific team, we thank you for your confidence and investment in the Aristotle Pacific Enhanced CLO Income Fund. We appreciate the opportunity to manage your assets and look forward to serving you in the years ahead.

Sincerely,

Bob Boyd
Senior Managing Director

Andrew Ross, CFA, FRM, CAIA
Managing Director

Ying Qiu, CFA
Managing Director

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. Diversification does not assure a profit nor protect against loss in a declining market. Refer to Note 3 in the Notes to Financial Statements for risk considerations.

Distributed by Foreside Financial Services, LLC.

The accompanying notes are an integral part of these financial statements.

Aristotle Pacific Enhanced CLO Income Fund
Allocation of Portfolio(1) (% of Net Assets) (Unaudited)

June 30, 2026

Collateralized Loan Obligations	100.6%
Short-Term Investment & Other Assets and Liabilities, net	-0.6%

____________

(1)      Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Top Ten Holdings as of June 30, 2026(2) (% of net assets) (Unaudited)

Flatiron CLO Ltd., Series 2023-1A, Class ER, 8.63%	0.2%
Magnetite XLIV Ltd., Series 2024-44A, Class ER, 9.78%	0.2%
Flatiron CLO Ltd., Series 2025-32A, Class E, 8.56%	0.2%
Benefit Street Partners CLO Ltd., Series 2021-24A, Class ER, 8.28%	0.2%
Elmwood CLO Ltd., Series 2024-10A, Class E, 9.03%	0.2%
Elmwood CLO Ltd., Series 2024-1A, Class E, 8.93%	0.2%
Bowling Green Park CLO LLC, Series 2019-1A, Class ERR, 8.18%	0.2%
Bryant Park Funding Ltd., Series 2025-28A, Class E, 9.26%	0.2%
OHA Credit Funding Ltd., Series 2019-4A, Class ER2, 8.61%	0.2%
Neuberger Berman CLO Ltd., Series 2021-46A, Class ER, 8.83%	0.2%

____________

(2)      Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The accompanying notes are an integral part of these financial statements.

Aristotle Pacific Enhanced CLO Income Fund

Schedule of Investments

June 30, 2026

COLLATERALIZED LOAN OBLIGATIONS – DEBT – 95.3%	Par	Value
Aimco CDO
Series 2019-10A, Class ER3, 8.60% (3 mo. Term SOFR + 4.90%), 07/22/2039(a)	$1,000,000	$1,002,705
Series 2020-11A, Class ER2, 9.03% (3 mo. Term SOFR + 5.35%), 07/17/2037(a)	1,000,000	999,697
Series 2024-22A, Class ER, 8.57% (3 mo. Term SOFR + 4.95%), 04/19/2039(a)	1,225,000	1,228,318
Apidos CLO, Series 2024-48A, Class E, 9.42% (3 mo. Term SOFR + 5.75%), 07/25/2037(a)	500,000	502,387
Atlantic Avenue Ltd.
Series 2024-2A, Class E, 11.50% (3 mo. Term SOFR + 7.82%), 04/20/2037(a)	1,000,000	1,005,731
Series 2024-3A, Class E, 10.63% (3 mo. Term SOFR + 6.95%), 01/20/2035(a)	1,600,000	1,608,202
Series 2025-4A, Class E, 9.82% (3 mo. Term SOFR + 6.15%), 10/15/2038(a)	1,500,000	1,460,778
Barrow Hanley Ltd.
Series 2023-2A, Class ERR, 9.08% (3 mo. Term SOFR + 5.40%), 03/31/2038(a)	1,000,000	997,364
Series 2024-3A, Class ER, 9.82% (3 mo. Term SOFR + 6.20%), 04/20/2038(a)	1,225,000	1,235,402
Benefit Street Partners CLO Ltd.
Series 2019-17A, Class ER2, 9.82% (3 mo. Term SOFR + 6.15%), 10/15/2037(a)	1,000,000	999,206
Series 2021-24A, Class ER, 8.28% (3 mo. Term SOFR + 4.60%), 10/20/2034(a)	2,000,000	2,000,100
Series 2021-24AR, Class ERR, 9.02% (3 mo. Term SOFR + 5.35%), 07/20/2039(a)	1,500,000	1,503,750
Series 2021-25A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 01/15/2035(a)	1,000,000	980,239
Series 2022-27A, Class ER, 9.83% (3 mo. Term SOFR + 6.15%), 10/20/2037(a)	1,000,000	997,500
Series 2024-34A, Class E, 10.37% (3 mo. Term SOFR + 6.70%), 07/25/2037(a)	250,000	248,613
Series 2025-41A, Class E, 8.57% (3 mo. Term SOFR + 4.90%), 07/25/2038(a)	1,250,000	1,232,766
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class ERR, 8.58% (3 mo. Term SOFR + 4.90%), 04/20/2035(a)	1,000,000	973,928
Birch Grove CLO
Series 19A, Class ERR, 10.62% (3 mo. Term SOFR + 6.94%), 07/17/2037(a)	1,000,000	1,005,957
Series 2025-14A, Class ER, 9.00% (3 mo. Term SOFR + 5.35%), 07/22/2039(a)	1,000,000	1,002,535
Bowling Green Park CLO LLC, Series 2019-1A, Class ERR, 8.18% (3 mo. Term SOFR + 4.50%), 04/18/2035(a)	2,000,000	1,846,486
Bryant Park Funding Ltd.
Series 2025-27A, Class E, 9.13% (3 mo. Term SOFR + 5.45%), 07/20/2038(a)	1,000,000	994,508
Series 2025-28A, Class E, 9.26% (3 mo. Term SOFR + 5.60%), 01/22/2039(a)	1,790,000	1,800,781
CarVal CLO
Series 2019-1A, Class FR, 11.97% (3 mo. Term SOFR + 8.29%), 04/20/2032(a)	275,000	249,516
Series 2023-1A, Class ER, 10.03% (3 mo. Term SOFR + 6.35%), 07/20/2037(a)	1,000,000	956,917
Cedar Funding Ltd., Series 2024-18A, Class E, 10.32% (3 mo. Term SOFR + 6.65%), 04/23/2037(a)	1,000,000	1,000,213

The accompanying notes are an integral part of these financial statements.

Aristotle Pacific Enhanced CLO Income Fund

Schedule of Investments — (Continued)

June 30, 2026

COLLATERALIZED LOAN OBLIGATIONS – DEBT – 95.3%	Par	Value
Crown Point CLO Ltd., Series 2020-9A, Class ER, 10.69% (3 mo. Term SOFR + 7.02%), 07/14/2034(a)	$350,000	$350,018
Diameter Capital CLO
Series 2021-1A, Class DR, 9.82% (3 mo. Term SOFR + 6.15%), 10/15/2037(a)	1,160,000	1,163,860
Series 2022-3A, Class DR, 8.92% (3 mo. Term SOFR + 5.25%), 01/15/2038(a)	1,000,000	994,785
Eldridge CLO Ltd., Series 2025-1A, Class E, 8.98% (3 mo. Term SOFR + 5.30%), 10/20/2038(a)	1,285,000	1,282,704
Elmwood CLO Ltd.
Series 2021-1A, Class ER, 9.93% (3 mo. Term SOFR + 6.25%), 04/20/2037(a)	1,500,000	1,447,638
Series 2022-2A, Class ER, 9.66% (3 mo. Term SOFR + 6.00%), 04/22/2035(a)	1,000,000	978,437
Series 2024-10A, Class E, 9.03% (3 mo. Term SOFR + 5.35%), 10/17/2037(a)	2,000,000	1,999,139
Series 2024-11A, Class E, 8.93% (3 mo. Term SOFR + 5.25%), 10/18/2037(a)	1,000,000	1,000,158
Series 2024-1A, Class E, 8.93% (3 mo. Term SOFR + 5.25%), 04/17/2037(a)	1,950,000	1,911,772
Series 2024-4A, Class E, 9.68% (3 mo. Term SOFR + 6.00%), 04/17/2037(a)	1,050,000	1,035,967
Series 2024-8A, Class E, 9.08% (3 mo. Term SOFR + 5.40%), 10/18/2037(a)	1,585,000	1,583,190
Empower CLO Ltd., Series 2024-2A, Class E, 9.72% (3 mo. Term SOFR + 6.05%), 07/15/2037(a)	1,000,000	998,779
Flatiron CLO Ltd.
Series 2023-1A, Class ER, 8.63% (3 mo. Term SOFR + 4.95%), 04/17/2036(a)	2,500,000	2,477,399
Series 2024-3A, Class E, 8.78% (3 mo. Term SOFR + 5.10%), 10/18/2037(a)	1,000,000	984,180
Series 2024-4A, Class E, 8.82% (3 mo. Term SOFR + 5.15%), 01/15/2038(a)	1,000,000	965,606
Series 2025-32A, Class E, 8.56% (3 mo. Term SOFR + 4.90%), 10/22/2038(a)	2,000,000	2,001,097
Galaxy CLO Ltd., Series 2023-31A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 07/15/2038(a)	1,500,000	1,470,296
Garnet CLO Ltd., Series 2025-1A, Class E, 9.93% (3 mo. Term SOFR + 6.25%), 07/20/2037(a)	1,175,000	1,180,807
GoldenTree Loan Opportunities Ltd., Series 2025-25A, Class E, 9.43% (3 mo. Term SOFR + 5.75%), 04/20/2038(a)	1,500,000	1,509,921
Golub Capital Partners CLO Ltd., Series 2021-53A, Class ER, 8.38% (3 mo. Term SOFR + 4.70%), 07/20/2034(a)	1,000,000	961,695
Greenacre Park CLO LLC, Series 2021-2A, Class ER, 9.68% (3 mo. Term SOFR + 6.00%), 07/20/2038(a)	275,000	243,995
Highbridge Loan Management Ltd., Series 2025-25A, Class E, 10.32% (3 mo. Term SOFR + 6.65%), 07/26/2038(a)	1,000,000	1,018,197
ICG US CLO Ltd.
Series 2024-1A, Class ER, 9.92% (3 mo. Term SOFR + 6.30%), 03/31/2039(a)	1,500,000	1,506,036
Series 2025-2A, Class E, 9.42% (3 mo. Term SOFR + 5.74%), 01/18/2039(a)	1,000,000	1,005,035
Invesco CLO Ltd., Series 2024-2A, Class E, 10.32% (3 mo. Term SOFR + 6.65%), 07/15/2037(a)	1,000,000	963,372
Lewey Park CLO Ltd., Series 2024-1A, Class E, 9.22% (3 mo. Term SOFR + 5.55%), 10/21/2037(a)	1,110,000	1,066,089
Magnetite CLO Ltd.
Series 2019-24A, Class ER, 10.07% (3 mo. Term SOFR + 6.40%), 04/15/2035(a)	1,065,000	1,061,841
Series 2021-31A, Class ER, 8.17% (3 mo. Term SOFR + 4.50%), 07/15/2034(a)	1,300,000	1,252,317
Magnetite XLIV Ltd., Series 2024-44A, Class E, 8.92% (3 mo. Term SOFR + 5.25%), 10/15/2037(a)	2,000,000	2,007,307
Morgan Stanley Eaton Vance CLO Ltd., Series 2022-17A, Class ER, 9.78% (3 mo. Term SOFR + 6.10%), 10/20/2037(a)	1,000,000	919,536

Aristotle Pacific Enhanced CLO Income Fund

Schedule of Investments — (Continued)

June 30, 2026

COLLATERALIZED LOAN OBLIGATIONS – DEBT – 95.3%	Par	Value
Neuberger Berman CLO Ltd.
Series 2019-32RA, Class E, 8.83% (3 mo. Term SOFR + 5.15%), 07/20/2039(a)	$1,500,000	$1,495,622
Series 2021-43A, Class ER, 8.28% (3 mo. Term SOFR + 4.60%), 07/17/2036(a)	1,230,000	1,191,678
Series 2021-44A, Class ER, 8.83% (3 mo. Term SOFR + 5.15%), 10/16/2035(a)	1,000,000	978,846
Series 2021-46A, Class ER, 8.83% (3 mo. Term SOFR + 5.15%), 01/20/2037(a)	1,750,000	1,671,135
Series 2022-50A, Class ER2, 8.67% (3 mo. Term SOFR + 5.00%), 07/23/2036(a)	1,000,000	970,370
Series 2025-61A, Class E, 8.58% (3 mo. Term SOFR + 4.90%), 07/17/2039(a)	1,100,000	1,101,261
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2024-56A, Class E, 9.42% (3 mo. Term SOFR + 5.75%), 07/24/2037(a)	1,135,000	1,114,621
OCP CLO Ltd.
Series 2020-20A, Class ER2, 10.23% (3 mo. Term SOFR + 6.55%), 04/18/2037(a)	1,000,000	999,307
Series 2023-29A, Class ER, 8.68% (3 mo. Term SOFR + 5.00%), 01/20/2036(a)	1,250,000	1,228,454
OHA Credit Funding
Series 2018-1A, Class ER, 10.18% (3 mo. Term SOFR + 6.50%), 04/20/2037(a)	250,000	251,443
Series 2019-3A, Class ER2, 8.68% (3 mo. Term SOFR + 5.00%), 01/20/2038(a)	1,430,000	1,395,317
Series 2019-4A, Class ER2, 8.61% (3 mo. Term SOFR + 4.95%), 01/22/2038(a)	1,745,000	1,705,651
Series 2025-21A, Class E, 8.33% (3 mo. Term SOFR + 4.65%), 10/20/2038(a)	1,000,000	971,327
Series 2025-22A, Class E, 9.23% (3 mo. Term SOFR + 5.55%), 07/20/2038(a)	1,000,000	983,272
OHA Credit Partners Ltd.
Series 2015-11A, Class ER3, 9.02% (3 mo. Term SOFR + 5.40%), 07/20/2039(a)	1,000,000	1,001,087
Series 2015-12AR, Class ER3, 9.15% (3 mo. Term SOFR + 5.35%), 07/23/2039(a)	1,000,000	1,002,500
Series 2017-14A, Class ER, 9.12% (3 mo. Term SOFR + 5.45%), 07/21/2037(a)	1,000,000	992,419
Series 2017-15A, Class ER2, 9.31% (3 mo. Term SOFR + 5.65%), 04/20/2039(a)	1,000,000	982,982
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.38% (3 mo. Term SOFR + 5.70%), 07/20/2037(a)	1,000,000	979,069
Palmer Square CLO Ltd., Series 2025-2A, Class E, 9.43% (3 mo. Term SOFR + 5.75%), 07/20/2038(a)	1,000,000	1,012,510
Palmer Square Loan Funding Ltd.
Series 2024-2A, Class D, 8.37% (3 mo. Term SOFR + 4.70%), 01/15/2033(a)	1,000,000	989,352
Series 2024-3A, Class DR, 7.40% (3 mo. Term SOFR + 3.75%), 08/08/2032(a)	1,200,000	1,184,034
Pikes Peak CLO, Series 2019-3A, Class ERR, 10.54% (3 mo. Term SOFR + 6.87%), 10/25/2034(a)	250,000	238,128
RR Ltd./Cayman Islands, Series 2024-30A, Class D, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2036(a)	1,000,000	1,002,834
Sixth Street CLO, Series 2025-28A, Class E, 9.12% (3 mo. Term SOFR + 5.45%), 04/21/2038(a)	1,500,000	1,508,315

Aristotle Pacific Enhanced CLO Income Fund

Schedule of Investments — (Continued)

June 30, 2026

COLLATERALIZED LOAN OBLIGATIONS – DEBT – 95.3%	Par	Value
Texas Debt Capital CLO Ltd., Series 2023-1A, Class ER, 8.63% (3 mo. Term SOFR + 4.95%), 07/20/2038(a)	$1,500,000	$1,500,170
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.31% (3 mo. Term SOFR + 7.63%), 01/18/2035(a)	350,000	341,742
Trinitas CLO Ltd., Series 2024-24A, Class ER, 9.77% (3 mo. Term SOFR + 6.15%), 04/25/2039(a)	1,000,000	1,002,540
Trysail CLO Ltd., Series 2022-1A, Class E, 10.42% (3 mo. Term SOFR + 6.75%), 10/20/2033(a)	1,000,000	1,011,217
Wellington Management CLO Ltd., Series 2023-1A, Class ER, 9.18% (3 mo. Term SOFR + 5.50%), 10/20/2038(a)	1,000,000	972,465
Whitebox CLO Ltd., Series 2025-5A, Class E, 8.93% (3 mo. Term SOFR + 5.25%), 07/20/2038(a)	1,000,000	994,980
TOTAL COLLATERALIZED LOAN OBLIGATIONS – DEBT (Cost $96,890,036)		97,949,420

COLLATERALIZED LOAN OBLIGATIONS – EQUITY – 5.3%
Aimco CDO, Series 2019-10A, Class SUB, 19.83%, 07/22/2039(a)(b)	375,000	193,830
Apidos CLO, Series 2025-55A, Class SUB, 15.12%, 01/20/2039(a)(b)	1,000,000	694,360
Bardot CLO
Series 2025-12A, Class SUB, 13.72%, 10/20/2038(a)(b)	1,000,000	797,300
Series 2025-13A, Class SUB, 15.17%, 01/20/2039(a)(b)	1,000,000	669,250
Birch Grove CLO, Series 2025-12A, Class SUB, 16.39%, 04/22/2038(a)(b)	1,000,000	773,970
Elmwood CLO Ltd., Series 2021-1A, Class SUB, 28.58%, 04/20/2037(a)(b)	250,000	60,043
Flatiron CLO Ltd., Series 2025-32A, Class SUB, 17.96%, 10/22/2038(a)(b)	1,000,000	667,920
OCP CLO Ltd.
Series 2025-40A, Class SUB, 16.61%, 04/16/2038(a)(b)	1,000,000	691,630
Series 2025-46A, Class SUB, 14.67%, 10/15/2038(a)(b)	1,000,000	796,990
Voya CLO Ltd., Series 2019-1A, Class SUB, 16.92%, 10/15/2037(a)(b)	735,000	141,701
TOTAL COLLATERALIZED LOAN OBLIGATIONS – EQUITY (Cost $5,587,526)		5,486,994

TOTAL INVESTMENTS – 100.6% (Cost $102,477,562)		103,436,414
Money Market Deposit Account – 0.3%(c)		318,384
Liabilities in Excess of Other Assets – (0.9)%		(923,509)
TOTAL NET ASSETS – 100.0%		$102,831,289

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

SOFR – Secured Overnight Financing Rate

____________

(a)      Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities are deemed liquid may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $103,436,414 or 100.6% of the Fund’s net assets.

(b)      The rate shown is the annualized yield as of June 30, 2026.

(c)      The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

Aristotle Pacific Enhanced CLO Income Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS:
Investments, at value (cost $102,477,562)	$103,436,414
Cash and cash equivalents	318,384
Interest receivable	1,713,210
Receivable from investment manager	28,063
Deferred offering costs	22,356
Total assets	105,518,427

LIABILITIES:
Payable for investment securities purchased	2,500,000
Payable for fund administration and accounting fees	72,477
Payable for audit fees	32,500
Payable for custody fees	1,586
Payable for transfer agent fees and expenses	22,520
Accrued organizational costs	27,935
Accrued expenses	30,120
Total liabilities	2,687,138
NET ASSETS	$102,831,289

NET ASSETS CONSIST OF:
Paid-in capital	$101,837,892
Total distributable earnings	993,397
Net Assets	$102,831,289
Class I
Net Assets	$102,831,289
Shares issued and outstanding(1)	4,077,198
Net asset value, offering and/or redemption price per share	$25.22

____________

(1)      Unlimited shares authorized with no par value.

The accompanying notes are an integral part of these financial statements.

Aristotle Pacific Enhanced CLO Income Fund
STATEMENT OF OPERATIONS
For the Period From April 2, 2026* to June 30, 2026

INVESTMENT INCOME:
Interest income	$2,763,002
Total investment income	2,763,002

EXPENSES:
Investment manager fees (See Note 4)	312,332
Fund administration and accounting fees (See Note 4)	72,477
Audit fees	32,500
Organizational costs	27,935
Legal fees	24,657
Offering costs	24,355
Transfer agent fees and expenses	22,520
Other	21,310
Trustee fees	15,041
State registration fees	3,699
Insurance fees	3,083
Postage & printing fees	2,466
Custody fees	1,586
Total expenses before waiver	563,961
Less: waiver from investment manager (See Note 4)	(269,298)
Net expenses	294,663
NET INVESTMENT INCOME	2,468,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	47,166
Net change in unrealized appreciation (depreciation) on investments	958,852
Net realized and unrealized gain on investments	1,006,018
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,474,357

____________

*        Commencement of operations

The accompanying notes are an integral part of these financial statements.

Aristotle Pacific Enhanced CLO Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period from April 2, 2026* to June 30, 2026
OPERATIONS:
Net investment income	$2,468,339
Net realized gain on investments	47,166
Net change in unrealized appreciation/depreciation on investments	958,852
Net increase (decrease) in net assets resulting from operations	3,474,357

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,480,960)
From return of capital	(121,308)
Total distributions to shareholders	(2,602,268)

CAPITAL SHARE TRANSACTIONS:
Class I:
Proceeds from shares sold	150,000
Proceeds from shares acquired at reorganization	99,206,932
Proceeds from reinvestment of distributions	2,602,268
Payments for shares redeemed	—
Increase (Decrease) in net assets resulting from Class I transactions	101,959,200
Net increase (decrease) in net assets resulting from capital share transactions	101,959,200
TOTAL INCREASE (DECREASE) IN NET ASSETS	102,831,289

NET ASSETS:
Beginning of period	—
End of period	$102,831,289

SHARE TRANSACTIONS
Shares sold	5,871
Shares issued from reorganization	3,968,277
Shares issued from reinvestment of distributions	103,050
Shares redeemed	—
Total increase (decrease) in shares outstanding	4,077,198

____________

*        Commencement of operations

The accompanying notes are an integral part of these financial statements.

Aristotle Pacific Enhanced CLO Income Fund
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the year.

Class I	Period From April 2, 2026* through June 30, 2026
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.62
Net realized and unrealized gain (loss) on investments(2)	0.25
Total from investment operations	0.87

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.61)
Distributions from return of capital	(0.04)
Total distributions	(0.65)
Net asset value, end of period	$25.22

TOTAL RETURN(3)	3.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$102,831

Ratio of expenses to average net assets:(4)
Before expense waiver/recoupment	2.28%
After expense waiver/recoupment	1.18%
Ratio of net investment income to average net assets:(4)	9.99%
Portfolio turnover rate(3)	9%

____________

(1)      Per share calculations were performed using average shares.

(2)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)      Not annualized for periods less than one year.

(4)      Annualized for periods less than one year.

*        Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

1.      Organization

Prior to commencement of the Fund’s operations, all of the assets of Pacific Asset Management CLO Opportunities Fund. L.P., a private fund relying on an exemption from registration under section 3(c)(7) of the 1940 Act (the “Predecessor Fund”), were transferred to the Fund and the Predecessor Fund ceased operations (the “Reorganization”). The Predecessor Fund distributed Class I shares of beneficial interest, no par value per share, obtained in the Reorganization to the partners in the Predecessor Fund, with each partner receiving Class I shares of the Fund equal in value to the value of their holdings in the Predecessor Fund immediately prior to the Reorganization. Thereafter, the Predecessor Fund ceased operations and were dissolved under state law. The Predecessor Fund was originally organized as a Delaware limited partnership on April 3, 2018 and commenced investment operations on June 1, 2018. The Predecessor Fund’s investment objective, and investment policies, guidelines and restrictions were, in all material respects, equivalent to those of the Fund. The Predecessor Fund was also managed by Aristotle Pacific Capital, LLC, who is the Fund’s investment manager and is responsible for investing the Fund’s Managed Assets, and is a subsidiary of Aristotle Capital Management, LLC, a registered investment adviser that specializes in equity portfolio management for institutional and individual clients, primarily owned by its employees.

Aristotle Pacific Enhanced CLO Income Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2025, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered closed-end management investment company issuing shares operating as an “interval fund”. The Fund is non-diversified for the purposes of the 1940 Act. Aristotle Pacific Capital, LLC, serves as the Fund’s investment manager (the “Investment Manager”). The Fund commenced operations on April 2, 2026.

The Fund’s investment objective is to provide attractive risk-adjusted returns. Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus borrowings for investment purposes) in Collateralized Loan Obligations (“CLOs”). The CLOs in which the Fund will invest include the rated senior and mezzanine tranches (“CLO Debt”), the unrated subordinated tranche (“CLO Equity”), and CLO warehousing facilities (“CLO Warehouses”) of broadly syndicated U.S.-dollar-denominated CLOs. Although the Fund is permitted to invest across the credit quality spectrum, including investment grade and non-investment grade securities, the majority of the Fund’s assets will typically be invested in the mezzanine, or non-investment grade, tranches of CLOs or unrated securities of comparable quality. Non-investment grade securities are commonly referred to as “high yield” securities or “junk bond” and may be more volatile and subject to greater default risk than investment grade securities. Such investments may be considered speculative and may include distressed and defaulted instruments. Non-investment grade CLO Debt and unrated CLO Equity securities are subject to a higher degree of speculative risk and illiquidity than other higher rated CLO Debt tranches.

2.      Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Portfolio Valuation and Fair Value Measurements — In accordance with Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) has designated the Investment Manager as the valuation designee responsible for performing the fair value determinations relating to the Fund’s investments for which market quotations are not readily available. The Board has approved the Investment Manager’s Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund’s investments are valued in a manner consistent with GAAP as required by the 1940 Act. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. Debt and fixed income securities may be valued by pricing agents selected by the

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

2.      Summary of Significant Accounting Policies (cont.)

valuation designee. The pricing agents employ methodologies that utilize (a) market transactions, (b) broker-dealer supplied valuations, or (c) other electronic data processing techniques. These methodologies generally take into account such factors as security prices, yields, maturities, call features, ratings, and significant events or other developments relating to specific securities. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs	—	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 Inputs	—

Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs	—	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations – Debt	$—	$97,949,420	$—	$97,949,420
Collateralized Loan Obligations – Equity	—	5,486,994	—	5,486,994
Total Investments	$—	$102,433,914	$—	$103,436,414

For the fiscal period ended June 30, 2026, the Fund did not hold and recognize any transfers to or from Level 3.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

Investment Transactions, Income Recognition and Expenses — Investments in CLOs may be subject to certain tax provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirement that could adversely affect cash flows and investments results. Any unrealized losses the Fund experiences with respect to its CLO investments may be an indication of future realized losses. Gain and losses on paydowns of CLOs are reflected in interest income on the Statements of Operations. The Fund follows industry practice and record

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

2.      Summary of Significant Accounting Policies (cont.)

security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Income from CLO equity investments is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically, and a revised yield is calculated prospectively.

Distribution of Income and Gains — The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. The Fund declares income dividends and distributes them monthly to shareholders of record. At least annually, the Fund also distributes to its shareholders their pro rata share of any available net capital gain and taxable ordinary income, if any. Net short-term capital gains may be paid more frequently. The dividends that the Fund pays will depend on several factors, including dividends payable on any preferred shares issued by the Fund (and expenses associated with other forms of leverage).

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Use of Estimates — The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation — The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

Indemnifications — In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Organization and Offering Costs — Organization and offering expenses shall mean all third party charges and out-of-pocket costs and expenses incurred by the Fund, in the connection with the formation of the Fund, the offering of the Fund’s shares, and the admission of investors in the Fund, including, without limitation, legal, accounting, filing, advertising and all other expenses incurred in connection with the offer and sale of interests in the Fund. The Fund incurred organizational costs of $27,935 prior to commencement of operations that are subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Investment Manager as described in Note 4. The Fund incurred offering costs of $46,711 prior to commencement of operations. These offering costs are being amortized to expense over twelve months on a straight-line basis and are not subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Investment Manager as described in Note 4. The remaining deferred offering costs are presented on the Statement of Assets and Liabilities.

Cash and Cash Equivalents — Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts. These balances may exceed FDIC insured limits.

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

2.      Summary of Significant Accounting Policies (cont.)

Reclassification of Capital Accounts — U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the fiscal period ended June 30, 2026, the Fund did not make any permanent book to tax reclassifications.

3.      Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

Collateralized Loan Obligations Risk

The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). CLOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail below. CLO Equity may be unrated or non-investment grade. As a holder of CLO Equity, the Fund will have limited remedies available upon the default of the CLO. The Fund may be unable to find a sufficient number of attractive opportunities to meet its investment objective or fully invest offering proceeds. For example, from time to time, the market for CLO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CLOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CLOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CLOs to a greater degree of risk with respect to economic downturns relating to such industry.

The value of CLOs generally fluctuates with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CLO (“CLO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CLOs must rely solely on distributions on the CLO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CLO Collateral are insufficient to make payments on the CLOs, no other assets will be available for payment of the deficiency and following realization of the CLOs, the obligations of such issuer to pay such deficiency generally will be extinguished. CLO Collateral may consist of high-yield debt securities, loans, asset-backed securities and other securities, which often are rated below investment grade (or of equivalent credit quality). High-yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high-yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.

Subordination of CLO Debt and CLO Equity Risk

Subordinate CLO Debt generally is fully subordinated to the related CLO senior tranches. CLO Equity generally is fully subordinated to any related CLO Debt and is not secured by any collateral. Distributions to holders of CLO Equity will generally be made solely from distributions on the assets of the CLO issuer after all other payments have been made pursuant to the priority of payments of such CLO. To the extent that any losses are incurred by a CLO in respect of its related CLO Collateral, such losses will be borne first by the holders of the related CLO Equity, next by the holders of any related subordinated CLO Debt and finally by the holders of the related CLO senior tranches. In addition, if an event of default occurs under the governing instrument or underlying investment, as long as any CLO

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

3.      Risk Considerations (cont.)

senior tranches are outstanding, the holders thereof generally will be entitled to determine the remedies to be exercised under the instrument governing the CLO. Remedies pursued by such holders could be adverse to the interests of the holders of any related subordinated CLO Debt and/or the holders of the related CLO Equity, as applicable. Subordinate CLO Debt and CLO Equity represent leveraged investments in the assets of the CLO. Therefore, the leveraged nature of such securities may magnify the adverse impact on the market value of such securities caused by changes affecting the assets underlying such securities, including changes in the market value of such assets, changes in distributions on such assets, defaults and recoveries, capital gains and losses on such assets, prepayments and the availability, prices and interest rates of such assets. Accordingly, subordinate CLO Debt and CLO Equity may not be paid in full and may be subject to up to 100% loss.

Interest Rate Risk

The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable (also known as variable) interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions, and expectations about the foregoing. In addition, as interest rates rise, the value of fixed income investments will generally decrease. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, a Fund may be subject to heightened levels of interest rate risk. Floating or adjustable-rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.

Non-Diversification Risk

Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Liquidity Risk

Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

3.      Risk Considerations (cont.)

investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions (including financial distress, or geopolitical events such as sanctions, trading halts or wars) or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair the Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s NAV. The lack of an established secondary market for floating rate loans may make it more difficult to value such loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests.

Management Risk

The skill of the Investment Manager will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to select securities, especially in volatile markets and the Investment Manager could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.

Repurchase Offer Risk

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of fund shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their fund shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, as defined in the Fund’s prospectus. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the fund shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all, or a given percentage of, their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more fund shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of fund shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered fund shares is determined. In addition, the repurchase of fund shares by the Fund may be a taxable event to shareholders.

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

3.      Risk Considerations (cont.)

Valuation Risk

A high portion of the securities in which the Fund invests will be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

4.      Management Fee, Related Party Transactions and Other

The Fund has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Under the terms of the Management Agreement, the Fund compensates the Investment Manager for its services at the annual rate of 1.25%, accrued daily and payable monthly in arrears, based upon the daily “Managed Assets” of the Fund (the “Management Fee”). “Managed Assets” under the investment management agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Beginning on May 1, 2026, the Investment Manager has voluntarily agreed to waive 0.50% of its Management Fee for a period of one year so that the Investment Manager will earn 0.75% of the Fund’s Managed Assets through April 30, 2027.

The Investment Manager has contractually agreed, through October 31, 2028, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes; fees and interest payments on borrowed funds; fees and expenses, including dividend and interest expenses, associated with the issuance of preferred shares; brokerage commissions and transactional costs and expenses; distribution and shareholder servicing fees; acquired fund fees and expenses (as determined in accordance with SEC Form N-2)) exceed 1.50% of the Fund’s average daily managed assets (the “Expense Limitation Agreement”). After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then-current term. Beginning on May 1, 2026, the Investment Manager has contractually agreed to lower the limit of the Expense Limitation Agreement by 0.50% for a period of one year so that expenses are limited to 1.00% of the Fund’s daily managed assets through April 30, 2027.

Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses (excluding any taxes; fees and interest payments on borrowed funds; fees and expenses, including dividend and interest expenses, associated with the issuance of preferred shares; brokerage commissions and transactional costs and expenses; distribution and shareholder servicing fees; acquired fund fees and expenses (as determined in accordance with SEC Form N-2)) to exceed (i) the expense limit in effect at the time of waiver or reimbursement or (ii) the expense limit in effect at the time of recoupment. The Investment Manager’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived or Expenses Reimbursed by the Investment Manager	Amount Recouped	Amount Subject to Potential Reimbursement	Expiration Date
June 30, 2026	$269,298	$—	$269,298	June 30, 2029

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

4.      Management Fee, Related Party Transactions and Other (cont.)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and Fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Fund including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2026, are disclosed in the Statement of Operations.

5.      Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023 – 07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer and Principal Financial Officer of the Fund act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies disclosed in its prospectus. The CODM assesses the segment’s performance to make resource allocation decisions for the Fund. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations. There were no intra-entity sales or transfers during the reporting period.

6.      Investment Transactions

For the period ended June 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding in-kind transactions and short-term investments were $14,360,658 and $9,250,510, respectively. There were no purchases and sales of U.S. government securities.

7.      Income Taxes and Distributions to Shareholders

At June 30, 2026, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$102,443,017
Gross unrealized appreciation	1,302,323
Gross unrealized depreciation	(308,926)
Net unrealized appreciation/(depreciation)	993,397
Undistributed Tax-Exempt Ordinary Income	—
Total distributable earnings	—
Other accumulated gain/(loss)	—
Total accumulated gain/(loss)	$993,397

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

7.      Income Taxes and Distributions to Shareholders (cont.)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended June 30, 2026, the Fund had post-October or late-year losses as follows:

Post-October Losses	Late-Year Losses
$—	$—

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of the distributions paid during the fiscal year ended June 30, 2026 were as follows:

	Ordinary Income	Return of Capital	Total
June 30, 2026*	$2,480,960	$121,308	$2,602,268

____________

*        The final tax character of any distribution declared during 2026 will be determined in January 2027 and reported to shareholders on IRS form 1099-DIV in accordance with federal income tax regulations.

8.      Repurchase Offers

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of your fund shares, will make periodic offers to repurchase fund shares. No shareholder will have the right to require the Fund to repurchase its fund shares, except as permitted by the Fund’s interval structure. No public market for the fund shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their fund shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its fund shares at NAV on a regular schedule. Although the policy permits repurchase of between 5% and 25% of the Fund’s outstanding fund shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the Fund’s outstanding fund shares at NAV quarterly subject to approval of the Board. The Fund does not currently expect to charge a repurchase fee and no amounts were charged during the current fiscal period. However, the Fund may charge a repurchase fee of up to 2.00% of the repurchase proceeds, which the Fund would retain to help off set non-deminimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing fund shares, thus allocating estimated transaction costs to the shareholder whose fund shares are being repurchased. The schedule requires the Fund to make repurchase offers every three months.

Quarterly repurchases by the Fund of its fund shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that the Fund and its shareholders must bear. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, a diminution in the Fund’s size may limit the Fund’s ability to participate in new investment opportunities or achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. In the event a repurchase offer by the Fund is oversubscribed, the Fund may

Aristotle Pacific Enhanced CLO Income Fund
Notes to Financial Statements
June 30, 2026

8.      Repurchase Offers (cont.)

repurchase, but is not required to repurchase, additional fund shares up to a maximum amount of 2% of the outstanding fund shares of the Fund. If the Fund determines not to repurchase additional fund shares beyond the repurchase offer amount, or if shareholders tender an amount of fund shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the fund shares tendered on a pro rata basis.

During the period April 2, 2026 (commencement of operations) through June 30, 2026, the Fund did not conduct any repurchase offers.

9.      Fund Reorganization

For the conversion on April 2, 2026, the Fund received an in-kind contribution from the Predecessor Fund, which consisted of $233,514 of cash, $97,150,278 of securities, and $1,823,140 of interest receivable which were recorded at their fair value. The transaction was determined to be a taxable transaction by management, therefore the cost basis of the securities in the Fund was updated to reflect the fair value at the time of conversion for book and tax purposes. As a result of the in-kind contribution, the Fund issued 3,968,277 shares at a $25.00 per share net asset value.

10.    Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

Management has determined that there were no other subsequent events that would need to be recognized or disclosed in the financial statements.

Aristotle Pacific Enhanced CLO Income Fund

Additional Information

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the SEC’s Web site at www.sec.gov.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30th are available to shareholders without charge, upon request by calling the Investment Manager toll free at 1-855-522-4385 or on the SEC’s web site at www.sec.gov.

BOARD OF TRUSTEES

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Investment Manager toll free at 1-855-522-4385 or by visiting the SEC’s web site at www.sec.gov.

FORWARD-LOOKING STATEMENTS

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended June 30, 2026, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% for the Fund. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2026, was 0.00% for the Fund. The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

Aristotle Pacific Enhanced CLO Income Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Aristotle Pacific Enhanced CLO Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aristotle Pacific Enhanced CLO Income Fund (the “Fund”) as of June 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for the period from April 2, 2026 (commencement of operations) through June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations, the changes in net assets, and the financial highlights for the period from April 2, 2026 (commencement of operations) through June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Aristotle Pacific Capital, LLC since 2026.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 27, 2026

Aristotle Pacific Enhanced CLO Income Fund
Board Considerations Regarding Approval of Investment Management Agreement

Approval of the Investment Management Agreement for the Aristotle Pacific Enhanced CLO Income Fund

On November 10 and 13, 2025, the Board of Trustees (the “Board”) of Aristotle Pacific Enhanced CLO Income Fund (the “Fund”), consisting entirely of trustees who are not interested persons of the Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”) (each, an “Independent Trustee”), unanimously approved the investment management agreement between the Fund and Aristotle Pacific Capital, LLC (the “Investment Manager”) (the “Agreement”).

Prior to approving the Agreement, the Board reviewed materials provided by the Investment Manager and met with senior management and portfolio managers of the Investment Manager. The Board also met separately in executive session, independent of Fund management and Investment Manager personnel and was advised by Vedder Price P.C., counsel to the Fund to consider the terms and conditions of the Agreement. The Board determined that, given the totality of the information provided with respect to the Agreement, it was fully informed and had received sufficient information to evaluate and approve the Agreement, and exercised its business judgment in doing so.

The Board considered the following factors in making its determination, but did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Extent, and Quality of Services.    In evaluating the nature, extent, and quality of the services expected to be provided by the Investment Manager to the Fund pursuant to the Agreement, the Board considered (i) the duties and responsibilities of the Investment Manager; (ii) the identity, education, and experience of the Investment Manager’s personnel including portfolio managers; and (iii) the Investment Manager’s resources and operational and compliance infrastructure for servicing the Fund. The Board further considered the portfolio managers’ investment process with respect to the Fund’s asset classes. The Board considered the Fund’s expected performance relative to its objectives, benchmarks, and peer funds, together with broader market context. The Board also took into account the risks assumed by the Investment Manager. On the basis of the information provided, the Board concluded that the nature, extent, and quality of the services to be provided by the Investment Manager to the Fund were expected to be satisfactory.

Investment Performance.    The Board noted that the Fund was newly created, had not commenced operations and therefore had no performance history.

The Board noted that prior to the commencement of public sales, the Pacific Asset Management CLO Opportunities Fund L.P., a private fund managed by the Investment Manager (the “Private Fund”) would transfer all of its portfolio assets to the Fund and thereafter cease operations. The Board noted that such transfers were feasible given the substantial similarity of the Private Fund’s investment objectives, strategies, and policies to those of the Fund. The Board also reviewed the one-, five-, and since-inception performance of the Private Fund and noted that the Private Fund was a privately offered fund and was not registered under the 1940 Act and therefore was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

Fees and Expenses.    The Board reviewed the proposed management fee for the Fund, including comparative data prepared by an independent 15(c) board reporting service, as well as fee and expense information for peer funds identified by the Investment Manager. The Board considered that the proposed management fee for the Fund was lower than the median management fee of the peer group and was lower than the management fee of certain funds in the peer group. The Board also reviewed comparative expense ratios of peer funds and noted that, because the Fund had not commenced operations, its expense ratio was estimated and subject to change. However, the Board considered the proposed expense limitation agreement that would be in effect for the initial term of the Agreement. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable in light of the nature, extent, and quality of the services expected to be provided by the Investment Manager.

Profitability.    With respect to the Investment Manager’s estimated profitability, the Board considered the Fund’s proposed management fee rate and the Investment Manager’s estimated revenues and costs associated with providing the services, outlined in the Agreement, to the Fund. The Board reviewed the Investment Manager’s financial statements and a profitability analysis prepared by the Investment Manager based on projected asset levels, and recognized the limitations inherent in allocating shared costs and estimating profitability. The Board concluded that the Investment Manager’s estimated level of profitability from its relationship with the Fund was reasonable.

Economies of Scale.    The Board considered the extent to which economies of scale may be realized as the Fund grows, and whether fee levels reflect any such economies of scale for the benefit of the shareholders. The Board considered the Investment Manager’s statement that its costs in providing services to the Fund include both fixed and variable costs. In considering whether fee levels reflect economies of scale, the Board reviewed the Fund’s proposed management fee in comparison to peer funds and the overall fee structure and whether economies of scale may be shared through such structure or other arrangements, including the Investment Manager’s agreement to implement an expense limitation arrangement.

The Board concluded that, at projected asset levels, any current economies of scale were appropriately reflected in the Fund’s structure and expense limitation agreement. The Board further noted that it would continue to monitor the existence and sharing of economies of scale as the Fund’s assets grow.

Other Benefits to the Investment Manager.    The Board considered the extent to which the Investment Manager may derive any fall-out benefits from its relationship with the Fund. The Board noted the Investment Manager’s statement that it does not have any soft dollar arrangements in place with respect to the Fund, and that no other material fall-out benefits are expected. The Board considered this information in evaluating the reasonableness of the proposed management fee.

Conclusion.    Based upon the information considered and the conclusions reached, and in light of the Board’s review process and deliberations, the Board determined that the terms of the Agreement, including management fee, were fair and reasonable and that the approval of the Agreement was in the best interests of the Fund.

Fund Service Providers

Investment Manager

Aristotle Pacific Capital, LLC
840 Newport Center Drive
7th Floor
Newport Beach, California 92660

Custodian

U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53212

Legal Counsel

Vedder Price P.C.
222 N La Salle St.
Chicago, Illinois 60601

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Principal Underwriter and Distributor

Foreside Financial Services, LLC
190 Middle Street, Suites 301 and 401
Portland, ME 04101

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer (the “Code of Ethics”). During the period covered by this report, no amendments were made to the provisions of the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees (“Board”) has determined that the registrant does not have an audit committee financial expert. The Board has concluded that the audit committee members, as a group, are sufficiently experienced in matters related to financial reporting to perform the functions necessary under the Audit Committee Charter.

Item 4. Principal Accountant Fees and Services.

Cohen & Company, Ltd., billed the Fund aggregate fees for services rendered to the Fund for the fiscal year as follows:

	6/30/2026	6/30/2025
(a) Audit Fees	$27,500	N/A
(b) Audit-Related Fees	$0	N/A
(c) Tax Fees	$9,000	N/A
(d) All Other Fees	$0	N/A

(e)(1) The Audit Committee pre-approves, to the extent required by applicable regulations (including paragraph (c)(7) of Rule 2-01 of Regulation S-X), (i) all audit and permitted non-audit services rendered by the independent accountants to the registrant and (ii) all non-audit services rendered by the independent accountants to the registrant’s investment adviser and to certain affiliates of the investment adviser.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	6/30/2026	6/30/2025
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Cohen & Company, Ltd., for the fiscal periods were $0 and $0.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)     Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)    Not applicable

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

(a) Not applicable since the fund invests exclusively in non-voting securities.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

The following individuals share primary responsibility for managing the Fund and have served as portfolio managers since the inception of the Fund.

C. Robert Boyd. Mr. Boyd is a Senior Managing Director for Aristotle Pacific and a Portfolio Manager for Aristotle Pacific on the CLO Opportunities and Corporate (Bank) Loan investment strategies, with additional credit research responsibilities across select sectors. Mr. Boyd joined Aristotle Pacific in 2012 after 14 years at PIMCO, where he was a bank-loan portfolio manager and credit analyst. Mr. Boyd has over 26 years of investment experience, focused on leveraged finance, credit analysis and structured products. He holds a bachelor’s degree from California State University, Long Beach and an MBA from the University of Southern California.

Ying Qiu, CFA. Ms. Qiu is a Managing Director and Portfolio Manager for Aristotle Pacific on various investment grade strategies, the CLO Opportunities strategy and has credit research responsibilities focusing on asset-backed securities. Prior to joining Aristotle Pacific in 2016, Ms. Qiu was a Senior Vice President, Portfolio Manager and Trader for both investment grade corporate and ABS with PIMCO. Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from Emory University. She is a CFA® charterholder.

Andrew Ross, CFA, FRM, CAIA. Mr. Ross is a Managing Director, Portfolio Manager, and Head of CLO Structuring for Aristotle Pacific. Prior to joining Aristotle Pacific in 2018, Mr. Ross spent seven years at PAAMCO, where he served as a portfolio manager on the firm’s hedge fund and fixed-income offerings, was a member of the firm’s Portfolio Construction Group, and covered investments in structured credit. Mr. Ross has more than 18 years of investment and banking experience. He holds a bachelor’s degree in economics from Dartmouth College and an MBA with a concentration in analytic finance from the University of Chicago Booth School of Business. He is a CFA® charterholder and has also earned the FRM and CAIA designations.

Other Accounts Managed

As of June 30, 2026, the portfolio managers of the Fund were responsible for the management of the following other accounts (in addition to the Fund):

C. Robert Boyd

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	3	$1,361.4	0	$0
Other Pooled Investment Vehicles	1	$100.8	1	$100.8
Other Accounts	16	$9,351.3	10	$3,999.0
Ying Qiu

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	9	$5,377.8	0	$0
Other Pooled Investment Vehicles	2	$158.4	1	$100.8
Other Accounts	26	$6,980.0	0	$0
Michael Camarella

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$100.8	0	$100.8
Other Accounts	7	$5,406.9	0	$0

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     Not Applicable.

(b)    Not Applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

	(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

	(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

	(5)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aristotle Pacific Enhanced CLO Income Fund
By	/s/ Benjamin J. Eirich
Benjamin J. Eirich, President Principal Executive Officer
Date	9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin J. Eirich
Benjamin J. Eirich, President, Principal Executive Officer
Date	9/2/2026
By	/s/ Christopher C. Conrad
Christopher C. Conrad, Treasurer, Principal Financial Officer
Date	9/2/2026

*        Print the name and title of each signing officer under his or her signature